Financial liabilities - Schedule for Repayments of Financial Liabilities (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 20,667
≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	2,470
2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	10,179
≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	8,018
BPI PTZI IPH41
Statement Line Items [Line Items]
Undiscounted cash flows	150
BPI PTZI IPH41 | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	150
BPI PTZI IPH41 | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	0
BPI PTZI IPH41 | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
BPI Refundable advance - FORCE
Statement Line Items [Line Items]
Undiscounted cash flows	1,454
BPI Refundable advance - FORCE | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	0
BPI Refundable advance - FORCE | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	1,454
BPI Refundable advance - FORCE | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Real estate property
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Real estate property | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Real estate property | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Real estate property | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Property transaction (down-payment)
Statement Line Items [Line Items]
Undiscounted cash flows down payment	0
Property transaction (down-payment) | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows down payment	0
Property transaction (down-payment) | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows down payment	0
Property transaction (down-payment) | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows down payment	0
Lease finance obligations – Rent Le Virage
Statement Line Items [Line Items]
Undiscounted cash flows	2,513
Lease finance obligations – Rent Le Virage | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	558
Lease finance obligations – Rent Le Virage | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	1,955
Lease finance obligations – Rent Le Virage | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc
Statement Line Items [Line Items]
Undiscounted cash flows	471
Lease liabilities – Premises Innate Inc | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	79
Lease liabilities – Premises Innate Inc | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	339
Lease liabilities – Premises Innate Inc | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	53
Lease finance obligations – Laboratory equipment
Statement Line Items [Line Items]
Undiscounted cash flows	647
Lease finance obligations – Laboratory equipment | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	179
Lease finance obligations – Laboratory equipment | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	468
Lease finance obligations – Laboratory equipment | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Undiscounted cash flows	21
Lease liabilities – Vehicles | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	13
Lease liabilities – Vehicles | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	8
Lease liabilities – Vehicles | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Statement Line Items [Line Items]
Undiscounted cash flows	43
Lease liabilities - Printers | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	7
Lease liabilities - Printers | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	36
Lease liabilities - Printers | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Loans - Equipment
Statement Line Items [Line Items]
Undiscounted cash flows	270
Loans - Equipment | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	57
Loans - Equipment | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	213
Loans - Equipment | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Loans - Building
Statement Line Items [Line Items]
Undiscounted cash flows	15,098
Loans - Building | ≤ 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,427
Loans - Building | 2 to 5 years included
Statement Line Items [Line Items]
Undiscounted cash flows	5,706
Loans - Building | ≥ 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	€ 7,965